Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2014
Entity Registrant Name	iDreamSky Technology Ltd
Entity Central Index Key	0001600527
Trading Symbol	DSKY
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2014
Entity Filer Category	Non-accelerated Filer
Common Class A [Member]
Entity Common Stock, Shares Outstanding	92,466,633
Common Class B [Member]
Entity Common Stock, Shares Outstanding	81,446,120